Share-Based Compensation	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]

Note 10 – Share-Based Compensation

During the three months ended June 30, 2013 and 2012, the Company recognized share-based compensation expense for awards issued under the 2006 Incentive Plan and the 2009 Omnibus Securities and Incentive Plan (the “2009 Incentive Plan”) of RMB11,681 thousand (USD1,903 thousand) and RMB16,321 thousand, respectively. During the six months ended June 30, 2013 and 2012, the Company recognized share-based compensation expense for awards issued under the 2006 Incentive Plan and the 2009 Incentive Plan of RMB25,652 thousand (USD4,180 thousand) and RMB31,754 thousand, respectively. A detailed description of the Company’s share-based compensation awards is included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2012.

(a) Options under the 2004 Incentive Plan

Under the Company’s 2004 Incentive Plan, the Company issued options to purchase shares of the Company’s common stock. The options granted under the 2004 Incentive Plan had a weighted average exercise price per option of USD4.08 and weighted average remaining contractual term of approximately 2 years as of June 30, 2013.  During the three months ended June 30, 2013 and 2012, no share options under the 2004 Incentive Plan were exercised.  As of June 30, 2013, 1,184,769 options were outstanding under the 2004 Incentive Plan.

(b) Non-vested share units

A summary of non-vested share unit activity is as follows:

	2006 Incentive Plan		2009 Incentive Plan
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Balance as of January 1, 2013	77,733	6.36	2,458,936	3.69
Vested	(77,733)	6.36	(1,083,933)	3.90
Forfeited (note i)	–	–	(30,000)	8.85
Balance as of June 30, 2013	–	6.36	1,345,003	3.40

Note i During the period ended June 30, 2013, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.

(c) Shares with performance and market conditions

A summary of share activity is as follows:

	2009 Incentive Plan
	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2013	540,000	6.34
Vested	–	–
Balance as of June 30, 2013	540,000	6.34